Organization of the Company and Significant Accounting Policies: Goodwill Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Goodwill Policy

Goodwill

The Company accounts for goodwill in accordance with ASC Topic 805-30-25, “Accounting for Business Combinations” (“ASC Topic 805-30”) and “Accounting for Goodwill - Subsequent Measurement” (“ASC Topic 350-20-35”).

ASC Topic 805-30 requires that the acquirer shall recognize goodwill as of the acquisition date as the excess of the fair value of the consideration transferred over the fair value of the net acquisition-date amounts of the identifiable assets and liabilities assumed.

ASC Topic 350-20-35 requires that goodwill acquired in a purchase and determined to have an indefinite useful life is not amortized, but instead tested for impairment annually or more frequently when events or circumstances indicates that the carrying value of a reporting unit more likely than not exceeds its fair value. The Company’s annual goodwill impairment testing date is December 31 of each year. The Company first assesses qualitative factors to determine whether it’s necessary to perform the two-step goodwill impairment test. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. If the qualitative assessment results in an indication that it’s more likely than not that the fair value of a reporting unit is less than its carrying amount, then a quantitative assessment must be performed. Management has determined that the Company has one reporting unit for purposes of testing goodwill.

The quantitative analysis involves estimating the fair value of its reporting unit utilizing a combination of valuation methods including market capitalization, the income approach and cash flows. Income and cash flow forecasts were used in the evaluation of goodwill based on management’s estimate of future performance. If goodwill is determined to be impaired as a result of this analysis, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.  The Company recorded impairment to its goodwill for each of the years ended December 31, 2015 and December 31, 2014 as further discussed in Note 8.